LEASES - RIGHT-OF-USE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	$ 106,513	$ 142,705
Furniture, tools and other tangible assets
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	8,261	14,384
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	$ 98,252	$ 128,321